Related party transactions (Tables)	9 Months Ended
Sep. 30, 2018
Related party transactions
Schedule of Related Party Transactions
Service agreements, lease agreements and products
in € THOUS
	For the nine months endedSeptember 30, 2018		For the nine months endedSeptember 30, 2017		September 30, 2018		December 31, 2017
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable

Service agreements(1)
Fresenius SE	389	17.338	146	16.210	254	3.111	40	2.948
Fresenius SE affiliates	2.557	71.052	2.702	58.338	815	3.330	9.445	4.696
Equity method investees	16.107	-	13.970	-	1.623	-	1.738	-
Total	19.053	88.390	16.818	74.548	2.692	6.441	11.223	7.644

Lease agreements
Fresenius SE	-	6.494	-	6.266	-	-	-	-
Fresenius SE affiliates	-	11.654	-	9.162	-	-	-	-
Total	-	18.148	-	15.428	-	-	-	-

Products
Fresenius SE affiliates	26.235	29.548	23.861	31.258	10.937	3.069	9.148	3.976
Equity method investees	-	318.852	-	316.027	-	72.125	-	36.550
Total	26.235	348.400	23.861	347.285	10.937	75.194	9.148	40.526

(1) In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €3,443 and €6,397 at September 30, 2018 and December 31, 2017, respectively.